Employee Option Plans - Schedule of Matrix IT's Employee Stock-Based Compensation Activity (Details) - Matrix [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Schedule of Matrix IT's Employee Stock-Based Compensation Activity [Line Items]
Number of options, RSU and RS Outstanding	1,315,000
Weighted average exercise price, Outstanding	$ 13.01
Weighted average remaining contractual term, Outstanding	3 years 1 month 28 days
Aggregate intrinsic value, Outstanding | $	$ 13,816
Number of options, RSU and RS Expired and forfeited	(22,500)
Weighted average exercise price, Expired and forfeited	$ 20.3
Aggregate intrinsic value, Expired and forfeited | $
Number of options, RSU and RS Exercised	(511,000)
Weighted average exercise price, Exercised	$ 12.68
Number of options, RSU and RS Outstanding	781,500
Weighted average exercise price, Outstanding	$ 12.25
Weighted average remaining contractual term, Outstanding	2 years 1 month 28 days
Aggregate intrinsic value, Outstanding | $	$ 10,006
Number of options, RSU and RS Exercisable	75,000
Weighted average exercise price, Exercisable
Aggregate intrinsic value, Exercisable | $